SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIP (Details)	12 Months Ended
Dec. 31, 2022
Pubang Landscape Architecture Company Limited [Member]
Related Party Transaction [Line Items]
Related party name	Pubang Landscape Architecture Company Limited (“Pubang”)
Related parties relationship with the group, descriptions	Shareholder of Lendbang
Qiu Bin [Member]
Related Party Transaction [Line Items]
Related party name	Qiu Bin
Related parties relationship with the group, descriptions	Director
Yang Liu [Member]
Related Party Transaction [Line Items]
Related party name	Yang Liu
Related parties relationship with the group, descriptions	Director (retired on 29 June 2022)
Suk Fun Chan [Member]
Related Party Transaction [Line Items]
Related party name	Suk Fun Chan
Related parties relationship with the group, descriptions	Shareholder of Thai Gallery
Boxuan Wu [Member]
Related Party Transaction [Line Items]
Related party name	Boxuan Wu
Related parties relationship with the group, descriptions	Legal representative of Taihuan
Shanghai Monet Catering Co Limited [Member]
Related Party Transaction [Line Items]
Related party name	Shanghai Monet Catering Co., Limited
Related parties relationship with the group, descriptions	An entity controlled by Mr. Andross
Chan Earthasia Worldwide Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party name	Earthasia Worldwide Holdings Limited
Related parties relationship with the group, descriptions	Joint venture
Dalian Pengya International Trading Limited [Member]
Related Party Transaction [Line Items]
Related party name	Dalian Pengya International Trading Limited
Related parties relationship with the group, descriptions	Subsidiary of an associate
Shanghai Teddy Friends Investment Management Limited [Member]
Related Party Transaction [Line Items]
Related party name	Shanghai Teddy Friends Investment Management Limited
Related parties relationship with the group, descriptions	Associate
Shanghai Yi Gui Pinpai Management Limited [Member]
Related Party Transaction [Line Items]
Related party name	Shanghai Yi Gui Pinpai Management Limited
Related parties relationship with the group, descriptions	Joint venture